OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayment for property, plant and equipment	¥ 6,531,928		¥ 2,728,406
Deposits	8,683,050		2,231,253
Others	4,103,681		1,770,719
Other non-current assets	¥ 19,318,659	$ 2,646,645	¥ 6,730,378